SUPPLEMENT DATED JANUARY 1, 2004
       TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                      FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
             Franklin California Limited-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund

                         FRANKLIN CAPITAL GROWTH FUND

                        FRANKLIN CUSTODIAN FUNDS, INC.
                            Franklin DynaTech Fund
                             Franklin Growth Fund
                             Franklin Income Fund
                   Franklin U.S. Government Securities Fund
                            Franklin Utilities Fund

                          FRANKLIN FEDERAL MONEY FUND

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                         FRANKLIN FLOATING RATE TRUST

                     FRANKLIN GOLD & PRECIOUS METALS FUND

                             FRANKLIN GLOBAL TRUST
                   Fiduciary European Smaller Companies Fund
             Fiduciary Large Capitalization Growth and Income Fund
                  Fiduciary Small Capitalization Equity Fund
                       Fiduciary Core Fixed Income Fund
                     Fiduciary Core Plus Fixed Income Fund
                          Fiduciary High Income Fund
                    Franklin Global Aggressive Growth Fund
                          Franklin Global Growth Fund
             Franklin International Smaller Companies Growth Fund

                          FRANKLIN HIGH INCOME TRUST
                        Franklin's AGE High Income Fund

                      FRANKLIN INVESTORS SECURITIES TRUST
              Franklin Adjustable U.S. Government Securities Fund

<                     Franklin Convertible Securities Fund
                          Franklin Equity Income Fund
                   Franklin Floating Rate Daily Access Fund
          Franklin Short-Intermediate U.S. Government Securities Fund
                          Franklin Total Return Fund

                            FRANKLIN MANAGED TRUST
                        Franklin Rising Dividends Fund

                              FRANKLIN MONEY FUND

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund
                    Franklin Tennessee Municipal Bond Fund

                       FRANKLIN MUTUAL SERIES FUND INC.
                              Mutual Beacon Fund
                             Mutual Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                             Mutual Qualified Fund
                              Mutual Shares Fund

                         FRANKLIN MUTUAL RECOVERY FUND

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                       FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund
              Franklin New York Limited-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     Franklin Real Estate Securities Fund

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                           FRANKLIN STRATEGIC SERIES
                        Franklin Aggressive Growth Fund
                     Franklin Biotechnology Discovery Fund
                            Franklin Blue Chip Fund
                         Franklin Flex Cap Growth Fund
                      Franklin Global Communications Fund
                       Franklin Global Health Care Fund
                        Franklin Natural Resources Fund
                      Franklin Small-Mid Cap Growth Fund

                       Franklin Small Cap Growth Fund II
                        Franklin Strategic Income Fund
                           Franklin Technology Fund
                         Franklin U.S. Long-Short Fund

                        FRANKLIN TAX-EXEMPT MONEY FUND

                            FRANKLIN TAX-FREE TRUST
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Federal Limited-Term Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                    Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
               Franklin Templeton Founding Funds Allocation Fund
                     Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund

                        FRANKLIN TEMPLETON GLOBAL TRUST
                     Franklin Templeton Hard Currency Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   Templeton Foreign Smaller Companies Fund
                       Templeton Global Long-Short Fund

                      FRANKLIN TEMPLETON MONEY FUND TRUST
                         Franklin Templeton Money Fund

                        FRANKLIN VALUE INVESTORS TRUST
                    Franklin Balance Sheet Investment Fund
                         Franklin Large Cap Value Fund
                         Franklin MicroCap Value Fund
                         Franklin Small Cap Value Fund

                         INSTITUTIONAL FIDUCIARY TRUST
                          Franklin Cash Reserves Fund
                Franklin Structured Large Cap Core Equity Fund
               Franklin Structured Large Cap Growth Equity Fund
          Franklin U.S. Government Securities Money Market Portfolio
                            Money Market Portfolio

                      TEMPLETON DEVELOPING MARKETS TRUST

                       TEMPLETON GLOBAL INVESTMENT TRUST
             Franklin Templeton Non-U.S. Dynamic Core Equity Fund
                     Templeton International (Ex EM) Fund

                     TEMPLETON GLOBAL OPPORTUNITIES TRUST

                      TEMPLETON INSTITUTIONAL FUNDS, INC.
                     Emerging Fixed Income Markets Series
                            Emerging Markets Series
                    Foreign Equity Series - Primary Shares
                       Foreign Smaller Companies Series
                Franklin Templeton Non-U.S. Core Equity Series




The prospectus is amended as follows:

I. FOR ALL FUNDS WITH CLASS C SHARES:

There is no initial sales charge. A deferred sales charge of 1% will apply on shares you sell within 12 months. With respect to dealer compensation, the commission is now 1.00%.

II. FOR ALL FUNDS WITH CLASS B SHARES:

The maximum  amount you may invest in Class B shares at one time is $99,999.
We place any investment of $100,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

III. FOR ALL FUNDS, EXCEPT FOR FUNDS THAT DO NOT HAVE AN INITIAL SALES CHARGE:

The following footnote is added to the table under section, "Your Account - Sales Charges - Class A":

*THE DOLLAR AMOUNT OF THE SALES CHARGE IS THE DIFFERENCE BETWEEN THE OFFERING PRICE OF THE SHARES PURCHASED (WHICH FACTORS IN THE APPLICABLE SALES CHARGE IN THIS TABLE) AND THE NET ASSET VALUE OF THOSE SHARES. SINCE THE OFFERING PRICE IS CALCULATED TO TWO DECIMAL PLACES USING STANDARD ROUNDING CRITERIA, THE NUMBER OF SHARES PURCHASED AND THE DOLLAR AMOUNT OF THE SALES CHARGE AS A PERCENTAGE OF THE OFFERING PRICE AND OF YOUR NET INVESTMENT MAY BE HIGHER OR LOWER DEPENDING ON WHETHER THERE WAS A DOWNWARD OR UPWARD ROUNDING.

IV. FOR ALL FUNDS WITH CLASS R SHARES:

Class R shares are available to the following investors:

o Employer Sponsored Retirement Plans

o Any trust or plan established as part of a qualified  tuition program under
  Section 529 of the Internal Revenue Code

  o Investors who open a Franklin Templeton IRA Rollover with less than $1 million other than a current or former Franklin Templeton employee or as the result of a spousal rollover or a QDRO.


V. FOR ALL FUNDS, EXCEPT FOR MONEY FUNDS AND FRANKLIN MUTUAL SERIES FUNDS INC. - CLASS Z:

The "By Wire" section of the "Buying Shares" table under the "Your Account - Account Application" section is replaced with the following:

________________________________________________________________________________
                     OPENING AN ACCOUNT         ADDING TO AN ACCOUNT
________________________________________________________________________________

                     Call to receive a wire     Call to receive a wire
                     control number and         control number and wire
                     wire instructions.         instructions.

BY WIRE              Wire the funds and         To make a same day wire
                     mail your signed           investment, the wired
1-800/632-2301       application to             funds must be received
(or 1-650/312-2000   Investor Services.         and accepted by us by
collect)             Please include the         1:00 p.m. Pacific time
                     wire control number or     or the close of the New
                     your new account           York Stock Exchange,
                     number on the              whichever is earlier.
                     application.
________________________________________________________________________________

                     To make a same day
                     wire investment, the
                     wired funds must be
                     received and accepted
                     by us by 1:00 p.m.
                     Pacific time or the
                     close of the New York
                     Stock Exchange,
                     whichever is earlier.
________________________________________________________________________________


VI. EFFECTIVE MARCH 1, 2004, THE "EXCHANGE PRIVILEGE" SECTION BEGINNING WITH THE PARAGRAPH "BECAUSE EXCESSIVE TRADING CAN HURT FUND PERFORMANCE..." OR "THIS EXCHANGE PRIVILEGE IS NOT INTENDED AS A MEANS TO FACILITATE..." IS REPLACED WITH THE FOLLOWING:

(A)  FOR ALL FUNDS, EXCEPT MONEY FUNDS:

EXCHANGE LIMIT GUIDELINES. This exchange privilege is not intended to facilitate short-term or other excessive trading. In furtherance of this policy, generally, you may make up to four (4) exchanges out of the Fund during any calendar year. Accounts under common ownership or control may be counted together for purposes of the exchange limit guidelines. Regularly scheduled redemptions and purchases resulting from automatic redemption and/or automatic investment plans or similar arrangements will not be counted for purposes of the exchange limit guidelines. THE FUND, IN ITS SOLE DISCRETION, MAY DETERMINE THAT YOUR TRADING ACTIVITY IS
MARKET TIMING TRADING REGARDLESS OF WHETHER OR NOT YOU EXCEED SUCH GUIDELINES, AND THEREFORE LIMIT YOUR EXCHANGE PRIVILEGE AS DESCRIBED IN THE EXCHANGE PRIVILEGE AND IN THE MARKET TIMING SECTIONS.

(B)  FOR MONEY FUNDS ONLY:

Delete the remainder of the "Exchange Privilege" section beginning with the paragraph "Because excessive trading can hurt fund performance..." or "This exchange privilege is not intended as a means to facilitate..."

(C)  FOR ALL FUNDS:

EXCHANGE TRANSACTIONS. The Fund at all times reserves the right to restrict, reject or cancel any exchange transactions, for no reason or any reason, without notice. For example, the Fund may refuse exchange purchases by any person or group if, in the manager's judgment, (1) the Fund may be unable to invest the money effectively in accordance with its investment goals and policies, or (2) it is from a market timer or an investor that, in the opinion of the manager, may be disruptive to the Fund, or (3) the Fund would otherwise potentially be adversely affected. For these purposes, the Fund may consider, among other factors, an investor's trading history in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

REJECTED EXCHANGES. If the Fund rejects an exchange request involving shares of the Fund, the rejected exchange request may also involve another fund. Of course, you may generally redeem shares of the Fund at any time.

INVESTOR EXCHANGE PRIVILEGE CHANGES. The Fund may suspend or may permanently terminate the exchange privilege, or may limit the amount, number or frequency of your exchanges, or may limit the methods you may use to request exchanges if you exceed or seek to exceed the Fund's exchange limit guidelines.

INTERMEDIARY PURCHASES. Different restrictions may apply if you invest through an intermediary. While the Fund will work with financial intermediaries such as broker/dealers, banks, investment advisers, record-keepers, or other third parties, to apply the Fund's exchange limit guidelines, currently the Fund is limited in its ability to monitor the trading activity or enforce the Fund's exchange limit guidelines in such accounts. For more information, see "Market Timing Trading Policy" section.

RETIREMENT PLANS. A different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

FUND EXCHANGE PRIVILEGE CHANGES. The Fund may terminate or modify (temporarily or permanently) the exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds, the stricter policy will apply to the exchange transaction. Other Franklin Templeton funds may have different exchange restrictions, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

VII. EXCEPT FOR FIDUCIARY HIGH INCOME FUND, EFFECTIVE MARCH 1, 2004, THE "MARKET TIMING" OR "MARKET TIMERS" SECTION IS REPLACED WITH THE FOLLOWING:

MARKET TIMING TRADING POLICY

(A) FOR ALL FUNDS:

MARKET TIMING RESTRICTIONS. Short-term or excessive trading, often referred to as "market timing," is discouraged. The Fund will take steps to seek to detect and deter market timing pursuant to the Fund's policies as described in the prospectus and approved by the Board of Directors/Trustees.

(B)  FOR MONEY FUNDS ONLY:

MARKET TIMING RESTRICTIONS. While the Money Funds can expect more frequent purchases and redemptions than the other types of Franklin Templeton funds, short-term or excessive trading, often referred to as "market timing," is discouraged. The Fund will take steps to seek to detect and deter market timing pursuant to the Fund's policies as described in the prospectus and approved by the Board of Directors/Trustees.

(C)  FOR ALL FUNDS:

MARKET TIMING CONSEQUENCES. The Fund may suspend or may permanently terminate the exchange privilege, or limit the amount, number, frequency, or methods of requesting exchange transactions, if you exceed or seek to exceed the Fund's exchange limit guidelines (defined under "Exchange Privilege" above). The Fund may also bar your future purchases into the Fund and any of the other Franklin Templeton funds. Moreover, the Fund in its sole discretion, may determine that your trading activity is market timing trading, regardless of whether or not you exceed such guidelines, and limit your exchange privilege as described in the "Exchange Privilege" and in the "Market Timing Trading Policy" sections. In addition, the Fund may restrict, reject or cancel any purchase of Fund shares, including the purchase side of an exchange, without notice, for no reason or any reason.

For example, the Fund may refuse a purchase, including an exchange purchase, by any person or group if, in the manager's judgment, (1) the Fund may be unable to invest the money effectively in accordance with its investment goals and policies, or (2) it is from a market timer or an investor that, in the opinion of the manager, may be disruptive to the Fund, or (3) the manager believes such purchase may represent market timing activity involving the Fund alone or involving the Fund together with one or more other mutual funds, or (4) the Fund would otherwise potentially be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by the Fund. For these purposes, the Fund may consider, among other factors, the period of time between your last purchase (including exchange purchase) of the Fund's shares and the date of the current redemption (including exchange redemption) and your trading history in the Fund, in other Franklin Templeton funds, in other non-Franklin Templeton mutual funds or in accounts under common control or ownership.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, market timing may disrupt portfolio management strategies, increase brokerage, administrative and other expenses, and impact fund performance. The Franklin Templeton funds are currently using several methods to detect and deter market timing. These methods include:

     o    use  of  exchange  limit   guidelines,
     o broad authority to take discretionary action against market timers and against particular trades,
     o selective monitoring of trade activity, and o redemption fees on trades in certain funds.

  The Franklin Templeton funds are also continuing to refine their uses of the above methods and to explore other methods.

  Each of these methods involves judgments that are inherently subjective, although the Franklin Templeton funds and their Franklin Templeton service providers seek to make judgments that are consistent with shareholder interests. Moreover, each of these methods involves some selectivity in their application. Finally, while the Franklin Templeton funds seek to take actions that will detect and deter market timing, they cannot represent that it can be completely eliminated in any fund.

  For example, the Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund on behalf of their customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Fund may not be able to determine: (1) whether the purchase or sale is connected with a market timing transaction; and/or (2) the identity of the beneficial owner for whom the shares are purchased or sold. Additionally, there can be no assurance that the systems and procedures of the Fund's transfer agent will be able to monitor all trading activity.

REVOCATION OF TIMING TRADES. Transactions placed in violation of the Fund's exchange limit guidelines or market timing trading policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

MONEY FUNDS. The Fund's exchange limit guidelines of up to four (4) exchanges out of the Fund during any calendar year generally do not apply to any of the Franklin Templeton money funds. However, the Franklin Templeton money funds at all times reserve the right to restrict, reject or cancel any exchange purchase, for no reason or any reason, without notice.


VIII. FOR FRANKLIN'S AGE HIGH INCOME FUND, FRANKLIN BALANCE SHEET INVESTMENT FUND, FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN LARGE CAP VALUE FUND, FRANKLIN MICROCAP VALUE FUND, FRANKLIN RISING DIVIDENDS FUND, FRANKLIN SMALL-MID CAP GROWTH FUND, FRANKLIN SMALL CAP GROWTH FUND II, FRANKLIN SMALL CAP VALUE FUND, FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND, MUTUAL DISCOVERY FUND, MUTUAL EUROPEAN FUND, TEMPLETON DEVELOPING MARKETS TRUST, TEMPLETON FOREIGN SMALLER COMPANIES FUND, TEMPLETON GLOBAL OPPORTUNITIES TRUST, AND TEMPLETON INTERNATIONAL (EX EM) FUND:


(A) THE FOLLOWING SECTION IS ADDED TO THE PROSPECTUS:

REDEMPTION FEE

REDEMPTION FEE ASSESSMENT. Redemption (if you sell or exchange your shares or your shares are involuntarily redeemed) of Fund shares held for 30 days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed (using standard rounding criteria). For this purpose, shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you.

This redemption fee is paid to the Fund rather than to the manager, and is designed to help offset any cost associated with short-term shareholder trading.

INTERMEDIARIES' ROLE.   Only certain intermediaries have agreed to collect
the Fund's redemption fee on the Fund's behalf from their customers' accounts. In addition, due to operational requirements, those intermediaries' methods for tracking and calculating the fee may differ in some respects from that of the Fund.

EXCEPTIONS. The redemption fee, however, does not apply to certain types of accounts held through intermediaries, including:

     o    Certain employer-sponsored retirement plans;
     o    Certain broker wrap fee and other fee-based programs;
     o Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers' accounts; and
     o Certain intermediaries that do not have or are not able to report to the Fund sufficient information to impose a redemption fee on their customers' accounts.

In addition, the redemption fee does not apply to:

     o    shares acquired through the automatic reinvestment of distributions.
     o    redemptions under regularly scheduled automatic withdrawal plans.
     o    redemptions from retirement accounts (1) of a mandatory  distribution;
          (2) within 30 days following the end of a plan "blackout period" in connection with a plan conversion; or (3) within 30 days of an automatic payroll deduction.
     o redemptions in connection with the regularly scheduled automatic rebalancing of assets in retirement plans.
     o distributions from retirement accounts due to death, disability, health or financial hardship.
     o    reinvested distributions (dividends and capital gains).
     o    involuntary   redemptions  resulting  from  failure  to  meet  account
          minimums.
     o    redemptions by registered mutual funds.

     You should contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

     In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

     LIMITATIONS ON COLLECTION. Currently, the Fund is very limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Fund's transfer agent (due to systems limitations which we anticipate being resolved by mid 2004) or by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee. See "Market Timing Trading Policy" section.

     (B) REVISE THE LINE ITEM OF "REDEMPTION FEE" IN THE "FEES AND EXPENSES - SHAREHOLDER FEES" TABLE AND FOOTNOTE REFERENCE AS FOLLOWS:

     Redemption fee on shares held less than 30 days*

     *The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section above.

     IX. FOR ALL FUNDS:

     (A) ADD THE FOLLOWING TO THE "ACCOUNT POLICIES" SECTION:

   INVOLUNTARY REDEMPTIONS The Fund reserves the right to close your account if the account value falls below the Fund's minimum account level, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law.

   ADDITIONAL POLICIES Please note that the Fund maintains additional policies and reserves certain rights, including:

     o The Fund may restrict, reject or cancel any purchase orders, including an exchange request.
     o The Fund may modify, suspend, or terminate telephone/online privileges at any time.
     o The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.
     o The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
     o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.

     o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.
     o For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.
     o You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.
     o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE